Financial instruments and concentration of credit risks - Fair Value of Foreign Exchange Forward Contracts by Balance Sheet Location (Details) - Foreign Exchange Forward Contract - Level 2 - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Prepaid expenses and other current assets	$ 0.1	$ 9.0
Other accrued liabilities	9.5	0.1
Total fair value	$ (9.4)	$ 8.9